Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Operating Lease Cost
The components of operating lease cost for the year ended December 31, 2019 were as follows:

Year ended December 31
2019
US$ thousands
Operating lease cost	1,494
Variable lease payments not included in the lease liability	2
Short-term lease cost	287
Total operating lease cost	1,783

Schedule of Supplemental Cash Flow Information Operating Lease
Supplemental cash flow information related to operating leases was as follows:

Year ended December 31
2019
US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,541
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	1,524

Schedule of Supplemental Balance Sheet Information Operating Lease
Supplemental balance sheet information related to operating leases was as follows:

December 31, 2019
US$ thousands
Operating leases:
Operating leases right-of-use	3,783

Current operating lease liabilities	1,090
Non-current operating lease liabilities	2,693
Total operating lease liabilities	3,783

Schedule of Additional Information Related to Operating Leases
December 31, 2019
US$ thousands
Weighted average remaining lease term
Operating leases	4.8 years
Weighted average discount rate
Operating leases	3.3%

Schedule of Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

December 31, 2019
US$ thousands

2020	1,209
2021	831
2022	641
2023	576
After 2024	709
Total operating lease payments	3,966
Less: imputed interest	(183)
Present value of lease liabilities	3,783

E.	Future minimum lease payments under non-cancellable leases as of December 31, 2018, under ASC 840, Leases were as follows:

		December 31, 2018
		US$ thousands

	2019	1,394
	2020	643
	2021	449
	2022	363
	2023	363
	After 2024	643
	Total operating lease payments	3,855